UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas   66202

(Address of principal executive offices)     (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas  66202

(Name and address of agent for service)

Registrant's telephone number, including area code:   913-236-2000

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Government Securities Fund

December 31, 2005

UNITED STATES GOVERNMENT AND       GOVERNMENT AGENCY OBLIGATIONS

	Principal Amount in Thousands	Value

Agency Obligations - 6.74%

Federal Home Loan Bank:
5.75%, 10-15-07	$3,000	$3,056,847
5.375%, 5-15-19	1,250	1,287,866
Freddie Mac,
4.125%, 2-24-11	1,400	1,353,092
Tennessee Valley Authority:
4.875%, 12-15-16	10,000	10,301,190
5.88%, 4-1-36	250	284,015

Total Agency Obligations

		16,283,010

Mortgage-Backed Obligations - 71.36%

Federal Agricultural Mortgage Corporation,
7.064%, 1-25-12	3,327	3,417,819
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	2,219	2,243,675
5.0%, 5-15-19	4,500	4,433,513
5.0%, 5-15-23	8,000	7,874,437
5.5%, 4-15-24 (Interest Only)	6,102	535,323
5.5%, 4-15-24 (Interest Only)	3,488	221,274
6.0%, 3-15-29	815	828,705
5.0%, 7-15-29 (Interest Only)	2,921	400,766
7.5%, 9-15-29	4,787	5,053,214
4.0%, 2-15-30	3,000	2,864,289
4.25%, 3-15-31	2,375	2,299,732
5.0%, 9-15-31 (Interest Only)	3,426	543,779
5.0%, 9-15-32	5,500	5,254,336
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.5%, 9-1-07	3	3,199
8.0%, 2-1-23	95	101,372
6.5%, 11-1-24	189	193,661
5.0%, 7-1-25	2,919	2,851,995
7.0%, 12-1-25	343	358,259
6.0%, 11-1-28	2,154	2,182,413
7.0%, 5-1-31	57	59,631
6.5%, 11-1-31	791	812,404
6.0%, 2-1-32	537	543,206
6.5%, 6-1-32	368	377,406
5.0%, 3-1-35	2,350	2,275,215
5.5%, 10-1-35	1,986	1,967,936
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only)	931	211,674
5.0%, 4-15-18	3,950	3,929,399
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.975%, 5-1-35	9,169	9,013,760
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	7,000	6,901,072
5.0%, 3-25-18 (Interest Only)	2,124	179,833
5.0%, 6-25-18	6,000	6,005,027
4.5%, 8-25-18	2,500	2,456,339
5.5%, 2-25-32	4,500	4,547,518
4.0%, 11-25-32	1,410	1,355,111
4.0%, 2-25-33	1,469	1,443,112
4.0%, 3-25-33	2,539	2,442,737
3.5%, 8-25-33	6,409	5,834,461
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
7.135%, 6-1-07	5,135	5,220,580
7.15%, 6-1-07	2,084	2,118,912
5.5%, 1-1-17	1,171	1,179,228
6.0%, 1-1-17	818	836,640
5.5%, 10-1-23	2,264	2,258,373
7.0%, 12-1-23	420	439,138
5.0%, 4-1-24	3,508	3,431,295
5.0%, 2-1-25	7,801	7,631,228
7.42%, 10-1-25	5,518	6,370,721
Federal National Mortgage Association Non-Agency REMIC/CMO:
5.0%, 5-25-18	10,000	9,949,168
4.5%, 7-25-24	6,000	5,573,239
5.5%, 9-25-31	4,500	4,474,924
5.0%, 3-25-33	4,000	3,981,134
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	6,819	648,638
5.0%, 1-20-32	2,562	2,534,642
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.0%, 7-15-23	252	265,296
7.0%, 8-20-27	51	52,856
6.5%, 7-15-28	538	562,961
9.75%, 11-15-28	2,765	2,971,275
6.5%, 5-15-29	372	389,224
7.75%, 10-15-31	1,859	1,925,813
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.8%, 6-1-15	1,027	1,064,911
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-1 Class 2-E,
7.0%, 1-15-28	79	79,134
2001-3 Class G,
6.5%, 4-15-27	1,572	1,581,855
2002-1 Class 2-G,
6.5%, 10-15-25	986	987,859
2002-3 Class G,
6.0%, 2-15-30	4,000	4,097,476
2003-2 Class D,
5.0%, 11-15-23	750	750,751
2003-2 Class E,
5.0%, 12-15-25	1,750	1,731,884
2003-1 Class D,
5.75%, 12-15-25	3,307	3,313,840
2003-1 Class E,
5.75%, 4-15-27	4,000	4,050,450

Total Mortgage-Backed Obligations

		172,491,047

Treasury Obligations - 19.62%

United States Treasury Bonds:
3.75%, 5-15-08	18,500	18,236,948
6.125%, 11-15-27	10,000	12,067,190
United States Treasury Notes:
5.0%, 8-15-11	10,000	10,321,480
4.0%, 2-15-15	7,000	6,786,717

Total Treasury Obligations

		47,412,335

TOTAL UNITED STATES GOVERNMENT AND       GOVERNMENT AGENCY OBLIGATIONS - 97.72%

		$236,186,392

(Cost: $237,156,811)

SHORT-TERM SECURITY - 2.28%

United States Government Agency Obligation

Federal Home Loan Bank,
3.3%, 1-3-06	5,521	$5,519,988
(Cost: $5,519,988)

TOTAL INVESTMENT SECURITIES - 100.00%

		$241,706,380

(Cost: $242,676,799)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

The Investments of Waddell & Reed Advisors Limited-Term Bond Fund

December 31, 2005

CORPORATE DEBT SECURITIES

	Principal Amount in Thousands	Value

Aircraft - 3.13%

Raytheon Company,
6.75%, 8-15-07	$5,000	$5,122,350

Broadcasting - 1.77%

Cox Communications, Inc.,
4.625%, 1-15-10	3,000	2,904,159

Business Equipment and Services - 2.56%

USA Waste Services, Inc.,
7.125%, 10-1-07	4,050	4,185,412

Capital Equipment - 1.82%

John Deere Capital Corporation,
4.5%, 8-22-07	3,000	2,981,322

Chemicals -- Petroleum and Inorganic - 1.79%

Monsanto Company,
4.0%, 5-15-08	3,000	2,935,605

Chemicals -- Specialty - 2.04%

Praxair, Inc.,
2.75%, 6-15-08	3,500	3,330,547

Finance Companies - 2.13%

Ford Motor Credit Company,
6.875%, 2-1-06	3,500	3,492,475

Food and Related - 1.78%

Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	3,000	2,913,363

Forest and Paper Products - 1.90%

International Paper Company,
4.25%, 1-15-09	3,200	3,105,683

Multiple Industry - 4.30%

Kansas City Power & Light Company,
6.0%, 3-15-07	2,001	2,021,204
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	4,000	4,018,484
SBC Communications Inc.,
4.52%, 11-14-08	1,000	1,001,431
		7,041,119

Petroleum -- International - 2.45%

Anadarko Petroleum Corporation,
5.375%, 3-1-07	4,000	4,007,888

Railroad - 2.52%

CSX Corporation,
6.25%, 10-15-08	4,000	4,125,992

Utilities -- Electric - 6.79%

FPL Group Capital Inc,
7.625%, 9-15-06	5,020	5,111,394
Virginia Electric and Power Company,
5.375%, 2-1-07	4,425	4,441,474
Wisconsin Energy Corporation,
5.875%, 4-1-06	1,548	1,551,438
		11,104,306

Utilities -- Telephone - 2.93%

Compania de Telecomunicaciones de Chile S.A.,
7.625%, 7-15-06	1,500	1,515,821
GTE Corporation,
6.36%, 4-15-06	3,264	3,276,805
		4,792,626

TOTAL CORPORATE DEBT SECURITIES - 37.91%

		$62,042,847

(Cost: $62,878,081)

UNITED STATES GOVERNMENT AND GOVERNMENT       AGENCY OBLIGATIONS

Agency Obligation - 9.04%

Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	5,000	4,861,555
5.0%, 10-18-10	5,000	4,967,260
Federal National Mortgage Association,
4.25%, 7-15-07	5,000	4,962,755
		14,791,570

Mortgage-Backed Obligations - 22.63%

Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	1,262	1,220,939
4.0%, 5-15-16	3,824	3,721,890
3.5%, 12-15-16	1,507	1,441,261
5.5%, 7-15-17 (Interest Only)	2,772	143,162
5.5%, 10-15-23 (Interest Only)	11,017	837,642
5.0%, 6-15-24 (Interest Only)	4,000	501,448
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 5-1-07	309	310,995
4.5%, 5-1-10	1,544	1,516,487
4.0%, 6-1-14	3,964	3,832,874
5.0%, 9-1-17	174	172,338
4.5%, 1-1-18	1,931	1,883,813
4.5%, 2-1-18	1,912	1,865,132
4.5%, 4-1-18	1,936	1,888,622
4.5%, 3-1-19	3,232	3,150,261
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 6-25-28	4,678	4,654,787
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 2-1-17	113	113,569
5.5%, 1-1-18	1,184	1,192,592
5.0%, 3-1-18	1,877	1,859,194
5.0%, 6-1-20	2,729	2,700,256
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 10-15-17	47	47,743
5.0%, 12-15-17	444	443,565
4.0%, 9-15-18	2,125	2,036,257
3.75%, 1-20-34	1,504	1,489,400
		37,024,227

Treasury Obligations - 27.40%

United States Treasury Notes:
7.0%, 7-15-06	5,000	5,066,210
4.75%, 11-15-08	5,000	5,048,045
3.125%, 4-15-09	5,000	4,810,155
4.0%, 6-15-09	5,000	4,939,260
4.0%, 3-15-10	5,000	4,928,320
5.0%, 8-15-11	5,000	5,160,740
4.375%, 8-15-12	5,000	4,999,415
4.25%, 8-15-14	5,000	4,945,310
4.25%, 11-15-14	5,000	4,941,795
		44,839,250

TOTAL UNITED STATES GOVERNMENT AND       GOVERNMENT AGENCY OBLIGATIONS - 59.07%

		$96,655,047

(Cost: $98,101,910)

SHORT-TERM SECURITIES

Aluminum - 0.57%
Alcoa Incorporated,
4.18%, 1-3-06	935	934,783

Forest and Paper Products - 2.45%
Sonoco Products Co.:
4.25%, 1-3-06	3,000	2,999,292
4.27%, 1-3-06	1,002	1,001,762
		4,001,054

TOTAL SHORT-TERM SECURITIES - 3.02%

		$4,935,837

(Cost: $4,935,837)

TOTAL INVESTMENT SECURITIES - 100.00%

		$163,633,731

(Cost: $165,915,828)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of this security amounted to 1.78% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: February 28, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: February 28, 2006